Corporate Information - Additional Information (Details)	Aug. 23, 2021
RPPL
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%
RMG II
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%